Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in interests in associates and joint ventures
Beginning balance	£ 305.1	£ 412.9
Additions	39.4	4.4
Loss from associates - after interest and tax	25.1	(60.4)
Share of other comprehensive income of associate undertakings	(0.9)	51.2	£ 13.5
Dividends	(30.4)	(37.6)
Other movements	(12.5)	2.9
Exchange adjustments	(19.3)	17.1
Disposals	(5.4)	(9.6)
Reclassification from subsidiaries		(5.9)
Reclassification from associates to other investments		(22.5)
Amortisation of other intangible assets		(0.2)
Impairment charges	(14.6)	(47.2)
Ending balance	286.5	305.1	412.9
Movements in interests in other investments
Beginning balance	369.8	318.3
Additions	2.5	5.1
Disposals	(10.4)	(16.0)
Reclassification from associates to other investments		61.6
Revaluation of other investments through profit or loss	(26.2)	23.1
Revaluation of other investments through other comprehensive income	(3.0)	(22.3)
Ending balance	£ 332.7	£ 369.8	£ 318.3